Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disposition and impairment of long-lived assets by segment
Gain (loss) on disposal/write-down of property, plant and equipment (excluding real estate)	$ (1,065)	$ (430)	$ (4,661)
Gain on sale of real estate	10,512	1,847	261
Tax effect on gain on sale of real estate	2,205	430	55
Gain on sale of real estate, net of tax	8,307	1,417	206
Emerging Businesses
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities			1,100
North American Records and Information Management Business
Disposition and impairment of long-lived assets by segment
Gains (loss) on the retirement of leased vehicles accounted for as a capital lease		2,500	3,500
Write-down of certain facilities		1,700	700
Western European Business
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities		600	2,500
Other International Business
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities		300	3,800
Corporate and Other Business
Disposition and impairment of long-lived assets by segment
Write-down of certain facilities		$ 300